Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [Line Items]
Applicable tax rate	26.50%	26.60%
Deferred tax benefit	$ 511	$ 11
Write-down of deferred tax assets		$ 32
US Tax Cuts and Jobs Act Two thousand seventeen [member]
Disclosure of Income Taxes [Line Items]
Deferred tax benefit	$ 304